DERIVATIVES, Designated Derivative Assets (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,656	$ 5,929
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,200	$ 2,700
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,200
Gain recognized in accumulated comprehensive loss	$ 5,405
Designated Derivatives [Member] | Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Nov. 26, 2025
Contracted fixed conversion rate	1.3068
Contract notional amount	$ 61,067
Gain recognized in accumulated comprehensive loss	5,405
Designated Derivatives [Member] | Cross Currency Swap Contract [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	6,177
Accrued rent	$ 23